Investment Objectives and Goals - Amplify Tokenization Technology Leaders ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY TOKENIZATION TECHNOLOGY LEADERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that generally correlate (before fees and expenses) to the total return performance of the MarketVectorTM Tokenization Technology Leaders Index (the “Index”).